INCOME TAX (Details 1) - USD ($)	6 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Sep. 30, 2021	Sep. 30, 2020
Current:
Federal			$ 98,372	$ 0
State			3,290	1,600
Foreign			0	0
Total Current provision (benefit)			101,662	1,600
Deferred:
Federal			(455,107)	0
State			(102,479)	0
Foreign			(158,988)	0
Total Deferred provision (benefit)				0
Total provision (benefit)	$ 1,051	$ 99,830	$ (614,912)	$ 1,600